MTB Mid Cap Growth Fund
MTB MID CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Mid Cap Growth Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Mid Cap Growth Fund		Class A	Class I
Management Fee		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.52%	0.52%
Total Annual Fund Operating Expenses		1.62%	1.37%
Fee Waivers and/or Expense Reimbursements	[1]	0.38%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.24%	1.08%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.24% and 1.08%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	998	1,349	2,337
Class I	110	405	722	1,621

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund's Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth.

Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from $979 million to $18 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell Mid Cap Growth Index ("Russell Mid Cap Growth"), and the Fund's secondary index, the Lipper Mid Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 20.95% 6/30/2009
Worst Quarter (27.21)% 12/31/2008
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 10.38%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Mid Cap Growth Fund	1 Year	5 Years	10 Years
Class A	22.01%	5.29%	4.90%
Class A Return After Taxes on Distributions	22.01%	4.08%	4.10%
Class A Return After Taxes on Distributions and Sale of Fund Shares	14.30%	4.20%	4.05%
Class I	29.48%	6.64%	5.64%
Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%
Lipper Mid Cap Growth Funds Average (reflects no deduction for taxes)	25.87%	4.67%	3.01%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.